SCHEDULE OF INVESTMENTS
Ivy Core Equity Fund (in thousands)	JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Cable & Satellite – 4.3%
Charter Communications, Inc., Class A(A)	223	$88,165
Comcast Corp., Class A	2,202	93,095

		181,260

Interactive Home Entertainment – 1.8%
Take-Two Interactive Software, Inc.(A)	660	74,919

Interactive Media & Services – 3.8%
Alphabet, Inc., Class A(A)	77	83,051
Facebook, Inc., Class A(A)	404	77,952

		161,003

Movies & Entertainment – 1.9%
Walt Disney Co. (The)	580	80,935

Total Communication Services - 11.8%		498,117

Consumer Discretionary
Auto Parts & Equipment – 2.1%
Aptiv plc	1,109	89,665

Automotive Retail – 2.6%
AutoZone, Inc.(A)	101	110,497

Casinos & Gaming – 1.2%
Las Vegas Sands, Inc.	843	49,807

Footwear – 1.9%
NIKE, Inc., Class B	922	77,418

Internet & Direct Marketing Retail – 4.5%
Alibaba Group Holding Ltd. ADR(A)	389	65,984
Amazon.com, Inc.(A)	65	122,328

		188,312

Total Consumer Discretionary - 12.3%		515,699

Consumer Staples
Distillers & Vintners – 1.2%
Constellation Brands, Inc.	262	51,598

Hypermarkets & Super Centers – 4.6%
Costco Wholesale Corp.	254	67,017
Wal-Mart Stores, Inc.	1,127	124,500

		191,517

Tobacco – 1.0%
Philip Morris International, Inc.	536	42,102

Total Consumer Staples - 6.8%		285,217

Energy
Oil & Gas Refining & Marketing – 1.6%
Marathon Petroleum Corp.	548	30,605
Phillips 66	362	33,890

		64,495

Oil & Gas Storage & Transportation – 1.9%
Enterprise Products Partners L.P.	2,803	80,920

Total Energy - 3.5%		145,415

Financials
Asset Management & Custody Banks – 2.6%
Blackstone Group L.P. (The)	2,445	108,620

Financial Exchanges & Data – 3.4%
MSCI, Inc., Class A	176	41,979
S&P Global, Inc.	452	102,984

		144,963

Other Diversified Financial Services – 6.1%
Citigroup, Inc.	1,876	131,377
JPMorgan Chase & Co.	1,125	125,732

		257,109

Property & Casualty Insurance – 1.8%
Progressive Corp. (The)	941	75,221

Total Financials - 13.9%		585,913

Health Care
Health Care Equipment – 3.4%
Danaher Corp.	522	74,619
Zimmer Holdings, Inc.	572	67,359

		141,978

Managed Health Care – 3.7%
Anthem, Inc.	186	52,576
UnitedHealth Group, Inc.	428	104,314

		156,890

Pharmaceuticals – 3.7%
Elanco Animal Health, Inc.(A)	1,588	53,687
Zoetis, Inc.	876	99,440

		153,127

Total Health Care - 10.8%		451,995

Industrials
Aerospace & Defense – 7.1%
Boeing Co. (The)	388	141,309
Lockheed Martin Corp.	284	103,318
United Technologies Corp.	409	53,187

		297,814

Environmental & Facilities Services – 1.4%
Waste Connections, Inc.	619	59,164

Railroads – 1.5%
Norfolk Southern Corp.	315	62,689

Trading Companies & Distributors – 1.3%
United Rentals, Inc.(A)	420	55,744

Total Industrials - 11.3%		475,411

Information Technology
Data Processing & Outsourced Services – 6.2%
First Data Corp., Class A(A)	3,001	81,240
MasterCard, Inc., Class A	397	104,979
Visa, Inc., Class A	426	73,965

		260,184

Electronic Manufacturing Services – 4.1%
IPG Photonics Corp.(A)	147	22,675
TE Connectivity Ltd.	1,542	147,705

		170,380

Internet Services & Infrastructure – 0.7%
GoDaddy, Inc., Class A(A)	391	27,457

Semiconductors – 3.4%
Analog Devices, Inc.	776	87,553
QUALCOMM, Inc.	746	56,741

		144,294

Systems Software – 6.0%
Microsoft Corp.	1,894	253,653

Technology Hardware, Storage & Peripherals – 2.1%
Apple, Inc.	447	88,411

Total Information Technology - 22.5%		944,379

Materials
Commodity Chemicals – 1.7%
LyondellBasell Industries N.V., Class A	851	73,279

Specialty Chemicals – 1.9%
Sherwin-Williams Co. (The)	172	78,597

Total Materials - 3.6%		151,876

Utilities
Electric Utilities – 1.3%
NextEra Energy, Inc.	270	55,251

Total Utilities - 1.3%		55,251

TOTAL COMMON STOCKS – 97.8%		$4,109,273

(Cost: $3,238,083)

SHORT-TERM SECURITIES	Principal
Commercial Paper(B) - 2.1%
Clorox Co. (The), 2.626%, 7-2-19	$6,000	5,998
Comcast Corp., 2.720%, 7-29-19	7,000	6,985
Diageo Capital plc (GTD by Diageo plc), 3.010%, 7-10-19	10,000	9,992
General Mills, Inc.:
2.860%, 7-15-19	5,000	4,994
2.770%, 7-22-19	5,000	4,992
International Paper Co., 2.596%, 7-8-19	5,000	4,996
Kellogg Co., 2.860%, 7-15-19	15,000	14,982
McCormick & Co., Inc.:
2.502%, 7-3-19	10,000	9,996
3.100%, 7-11-19	10,000	9,991
Sonoco Products Co., 2.531%, 7-1-19	8,179	8,177
Wisconsin Electric Power Co., 2.451%, 7-1-19	5,871	5,870

		86,973

Master Note - 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.620%, 7-5-19(C)	2,395	2,395

United States Government Agency Obligations - 0.1%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.300%, 7-7-19(C)	5,000	5,000
2.390%, 7-7-19(C)	357	357
2.420%, 7-7-19(C)	891	891

		6,248

TOTAL SHORT-TERM SECURITIES – 2.3%		$95,616

(Cost: $95,635)

TOTAL INVESTMENT SECURITIES – 100.1%		$4,204,889

(Cost: $3,333,718)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(5,519)

NET ASSETS – 100.0%		$4,199,370

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	Rate shown is the yield to maturity at June 30, 2019.
(C)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.
•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$4,109,273	$—	$—
Short-Term Securities	—	95,616	—

Total	$4,109,273	$95,616	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at June 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,333,718

Gross unrealized appreciation	896,286
Gross unrealized depreciation	(25,115)

Net unrealized appreciation	$871,171